Intangible assets (Tables)	12 Months Ended
Jun. 30, 2025
Intangible assets
Schedule of intangible assets
	Goodwill	Information systems and software	Future units to be received from barters and others	Total
Balance at June 30, 2023	2,477	1,291	37,385	41,153
Costs	2,477	15,463	43,156	61,096
Accumulated amortization	-	(14,172)	(5,771)	(19,943)
Net book amount at June 30, 2023	2,477	1,291	37,385	41,153
Additions	7	748	11,270	12,025
Disposals	-	-	(331)	(331)
Transfers	-	-	38,218	38,218
Currency translation adjustment	1	-	-	1
Amortization charges (i)	-	(962)	(51)	(1,013)
Balance at June 30, 2024	2,485	1,077	86,491	90,053
Costs	2,485	16,210	92,313	111,008
Accumulated amortization	-	(15,133)	(5,822)	(20,955)
Net book amount at June 30, 2024	2,485	1,077	86,491	90,053
Additions	-	2,253	796	3,049
Transfers	-	2,446	(75,411)	72,965)
Currency translation adjustment	1	-	-	1
Amortization charges (i)	-	(1,921)	(88)	(2,009)
Balances at June 30, 2025	2,486	3,855	11,788	18,129
Costs	2,486	20,909	17,698	41,093
Accumulated amortization	-	(17,054)	(5,910)	(22,964)
Net book amount at June 30, 2025	2,486	3,855	11,788	18,129